PRIVATE PLACEMENT - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020
Class of warrant or right, exercise price of warrants or rights		$ 11.50		$ 11.50
Sale of 23,000,000 Private Placement Warrants			$ 23,000,000	$ 23,000,000
Number of shares per warrant		1
Private Placement
Number Of warrants issued	23,000,000	21,000,000		23,000,000
Class of warrant or right, exercise price of warrants or rights	$ 1.00	$ 1.00		$ 1.00
Sale of 23,000,000 Private Placement Warrants	$ 23,000,000	$ 21,000,000		$ 23,000,000
Over-Allotment Option
Number Of warrants issued		23,000,000
Sale of 23,000,000 Private Placement Warrants		$ 23,000,000